Non-financial assets and liabilities - Schedule of Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Jun. 30, 2024
Disclosure Of Non Financial Assets And Liabilities [Abstract]
Raw materials	$ 946	$ 0
Work in progress	0	0
Finished goods	23,248	0
Inventory	$ 24,194	$ 0